INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net Operating Loss	$ 75,389	$ 24,680
Operating Lease Obligations	32,942	38,629
Finance Lease Obligations	20,095	45,392
Goodwill and Other Intangible Assets	12,586	15,325
Loyalty Program Liabilities	4,911	5,064
Accrued Maintenance	4,434	7,481
Other	4,318	2,769
Total Deferred Tax Assets	154,675	139,340
Deferred Tax Liabilities:
Accelerated Depreciation	(67,105)	(24,858)
Operating Lease Right-of-use Assets	(27,892)	(33,844)
Finance Lease Assets	(23,462)	(44,696)
Unrealized Gain on Fuel Derivatives		(514)
Total Deferred Tax Liabilities	(118,459)	(103,912)
Total Net Deferred Tax Assets	$ 36,216	$ 35,428